Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities:
Net loss for the year	$ (76,080)	$ (71,224)
Adjustments for:
Depreciation	305	193
Stock-based compensation	10,420	6,353
Net finance income, excluding realized effect of foreign exchange on operating assets and liabilities	(2,034)	(1,861)
Other items	7	21
Changes in operating assets and liabilities
Trade and other receivables	(323)	(50)
Research tax credits receivable	(48)	(265)
Prepaid expenses and other assets	(9,169)	(4,441)
Deferred tax asset	39	(220)
Trade and other payables	(192)	10,258
Current income tax liabilities	(21)	21
Net cash flows from (used in) operating activities	(77,096)	(61,215)
Cash flows from (used in) financing activities:
Issuance of common shares through 2022 Offering, net of share issue costs	164,516
Issuance of common shares through 2021 Offering, net of share issue costs	(771)	210,466
Issuance of common shares - Proceeds received from exercise of stock options	127	56
Payment of deferred financing costs	(393)	(431)
Lease liability - principal repayments	(331)	(209)
Interest paid	(37)	(26)
Net cash flows from (used in) financing activities	163,111	209,856
Cash flows from (used in) investing activities:
Purchases of short-term investments	(267,328)	(97,887)
Sales of short-term investments	117,460	49,389
Interest received	1,600	270
Net cash flows from (used in) investing activities	(148,268)	(48,228)
Net (decrease) increase in cash and cash equivalents	(62,253)	100,413
Cash and cash equivalents, beginning of year	150,078	48,889
Effect of foreign exchange on cash and cash equivalents		(575)	$ 776
Cash and cash equivalents, end of year	87,250	150,078	$ 48,889
Supplemental cash flow disclosure:
Share issue costs related to equity offerings, in Trade and other payables		737
Deferred financing costs, in Trade and other payables	125	142
Ascribed value related to issuance of common shares upon stock options exercise	1,852	49
Value of DSUs in prepaid expenses and other assets	$ 92	$ 103